Borrowings - FHLB and Repurchase Agreements (Details) - Northfield Bancorp, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FHLB Advances
Short-term Debt [Line Items]
Average balance during year	$ 730,203	$ 706,473
Maximum outstanding at any month end	$ 893,826	$ 783,553
Weighted average interest rate at end of year	3.85%	3.47%
Weighted average interest rate during year	4.04%	3.55%
Repurchase Agreements
Short-term Debt [Line Items]
Average balance during year	$ 0	$ 9,699
Maximum outstanding at any month end	$ 0	$ 25,000
Weighted average interest rate at end of year	0.00%	0.00%
Weighted average interest rate during year	0.00%	2.46%
BTFP Borrowings
Short-term Debt [Line Items]
Average balance during year	$ 0	$ 259,031
Maximum outstanding at any month end	$ 0	$ 374,500
Weighted average interest rate at end of year	0.00%	0.00%
Weighted average interest rate during year	0.00%	4.83%